UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (1.4%)

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.02s, 10/1/38	VMIG1	$1,000,000	$1,000,000

			1,000,000
Guam (1.4%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	849,705

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	150,000	168,963

			1,018,668
Michigan (91.1%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	170,000	177,626

Bay City, School Dist. G.O. Bonds, Q-SBLF, 5s, 11/1/28	AA-	500,000	573,500

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5s, 5/1/39	AA-	1,000,000	1,130,850
5s, 5/1/29	AA-	415,000	481,740

Central MI U. Rev. Bonds, 5s, 10/1/34	Aa3	500,000	578,175

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	750,000	755,805

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5s, 5/1/30	Aa2	330,000	381,893

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	AA-	1,315,000	1,315,000

Detroit, Swr. Disp. Rev. Bonds (Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	AA-	1,075,000	1,089,932

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	600,000	651,552

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23 (Prerefunded 5/1/16)	Aa2	1,000,000	1,055,630

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa2	1,000,000	1,111,150

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	150,000	173,465

Genesee Cnty., Wtr. Syst. G.O. Bonds, 5 3/8s, 11/1/38	AA	500,000	560,360

Grand Rapids, Rev. Bonds (Sanitation Swr. Syst.)
5s, 1/1/37	Aa1	300,000	343,359
5s, 1/1/35	Aa1	1,000,000	1,164,130
NATL, 5s, 1/1/20 (Prerefunded 7/1/15)	Aa1	500,000	507,840

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34 (Prerefunded 12/1/16)	A+	500,000	546,100

Grand Valley, State U. Rev. Bonds, Ser. B
5s, 12/1/29	A+	410,000	477,675
5s, 12/1/28	A+	250,000	293,570

Holland, Elec. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/39	AA	1,000,000	1,128,530

Holland, School Dist. G.O. Bonds, AGM, 5s, 5/1/29	AA	1,000,000	1,184,590

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA	2,000,000	2,214,380

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A2	250,000	286,243

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	375,288

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA	500,000	530,680

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,143,500

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5s, 5/1/36	AA	500,000	549,455

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,000,000	1,086,530

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	Baa1	1,000,000	1,074,410
(Kalamazoo College), 5s, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	558,130

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	567,900

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	778,484

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,301,680
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	1,093,560

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5s, 7/1/34	A-	500,000	549,600
Ser. H-1, 5s, 10/1/30	AA-	500,000	577,725
(Mid-MI. Hlth.), 5s, 6/1/30	A1	500,000	569,770
Ser. 25-A, 5s, 11/1/22	A1	125,000	141,621
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	500,000	531,535
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa3	1,000,000	1,078,840

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	1,000,000	1,202,600
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	1,500,000	1,562,970
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	1,086,890
(Ascension Hlth.), Ser. B, 5s, 11/15/25	AA+	1,000,000	1,157,660

MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4 5/8s, 10/1/39	AA	225,000	234,144
(Rental Hsg.), Ser. A, 4.45s, 10/1/34	AA	100,000	103,425
3.95s, 12/1/40	AA+	500,000	505,385
(Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	1,065,530

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5 3/4s, 11/15/33	BBB+/F	500,000	528,880
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AA	1,500,000	1,707,915

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	1,500,000	1,897,680
(Evangelical Homes of MI), 5 1/4s, 6/1/32	BB+/F	400,000	423,404
(Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	897,720

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,678,270

MI State Trunk Line Fund Rev. Bonds, 5s, 11/15/20	AA+	500,000	594,005

MI State U. Rev. Bonds
Ser. A, 5s, 8/15/38	Aa1	1,000,000	1,140,240
Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,125,770

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	750,000	670,545

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa2	500,000	524,180

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA	1,000,000	1,111,660

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3s, 11/1/17	Aaa	600,000	631,236

Oakland U. Rev. Bonds
5s, 3/1/37	A1	500,000	557,310
Ser. A, 5s, 3/1/33	A1	500,000	567,925
5s, 3/1/32	A1	130,000	149,694

Plymouth, Charter Twp. G.O. Bonds, 4s, 7/1/25	AA	1,000,000	1,074,140

Roseville, School Dist. G.O. Bonds
Q-SBLF, 5s, 5/1/31	AA-	250,000	288,520
(School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21 (Prerefunded 5/1/16)	Aa2	1,000,000	1,055,630

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,108,090

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5s, 5/1/29	AA	575,000	664,976

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	418,088

Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/32	Aa2	250,000	289,555

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/28	AA	500,000	578,210

U. of MI Rev. Bonds, Ser. A, 5s, 4/1/39	Aaa	500,000	580,645

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	AA-	1,000,000	1,093,930
Ser. C, 5s, 12/1/22	A2	1,000,000	1,169,620

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AA	1,000,000	1,136,610

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5s, 5/1/35	Aa2	150,000	169,374

Western MI U. Rev. Bonds
5 1/4s, 11/15/40	A1	500,000	560,685
5 1/4s, 11/15/30	A1	200,000	233,382
5s, 11/15/31	A1	150,000	172,755

Zeeland, Pub. Schools G.O. Bonds, AGM, 4s, 5/1/17	AA	250,000	266,693

			65,677,744
Puerto Rico (2.3%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	B	500,000	437,280
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	B	210,000	147,006
Ser. A, 5 1/4s, 7/1/26	B	500,000	357,520

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	B	220,000	143,827
Ser. C, 5 3/8s, 8/1/36	B	285,000	193,809
Ser. C, 5 1/4s, 8/1/41	B	270,000	175,165
Ser. C, 5s, 8/1/46	B	345,000	238,288

			1,692,895
Texas (1.0%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.04s, 11/15/33	VMIG1	700,000	700,000

			700,000
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	429,249
5s, 10/1/25	Baa2	200,000	224,866

			654,115
TOTAL INVESTMENTS

Total investments (cost $65,813,954)(b)			$70,743,422

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $72,102,435.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $65,802,321, resulting in gross unrealized appreciation and depreciation of $5,447,353 and $506,252, respectively, or net unrealized appreciation of $4,941,101.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.3%
	Education	16.1
	Local debt	14.5
	Utilities	12.8
	Prerefunded	11.9
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	15.1%
	Q-SBLF	11.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$70,743,422	$—

Totals by level	$—	$70,743,422	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015